Pensions	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Pensions
Note 25 - Pensions
Defined Benefit Plans
As part of the Paragon acquisition, on March 29, 2018, the Company acquired two defined benefit pension plans.
As of December 31, 2022, the Company sponsored two non-U.S. noncontributory defined benefit pension plans, the Paragon Offshore Enterprise Ltd and the Paragon Offshore Nederland B.V. pension plans, which cover certain Europe-based salaried employees. As of January 1, 2017, all active employees under the defined benefit pension plans were transferred to a defined contribution pension plan related to their future service. The accrued benefits under the defined benefit plans were frozen and all employees became deferred members.
As of December 31, 2022, assets of the Paragon Offshore Enterprise Ltd and Paragon Offshore Nederland B.V. pension plans were invested in instruments that are similar in form to a guaranteed insurance contract. The plan assets are based on surrender values, and represent the present value of the insured benefits. Surrender values are calculated based on the Dutch Central Bank interest curve. This yield curve is based on inter-bank swap rates. There are no observable market values for the assets (Level 3); however, the amounts listed as plan assets were materially similar to the anticipated benefit obligations under the plans.
As of December 31, 2022, our pension obligations represented an aggregate liability of $106.9 million and an aggregate asset of $106.9 million, representing the funded status of the plans. In the year ended December 31, 2022, aggregate periodic benefit costs showed an interest cost of $0.7 million and an expected negative return on plan assets of $0.7 million. Our defined benefit pension plans are recorded at fair value.
A reconciliation of the changes in projected benefit obligations (“PBO”) for our pension plans are as follows:

	As of December 31,
(In $ millions)	2022	2021
Benefit obligation at beginning of period	172.9	184.0
Interest cost / (credit)	0.7	(0.2)
Actuarial gain	(54.3)	(16.9)
Benefits paid	(1.8)	(1.7)
Foreign exchange rate changes	(10.6)	7.7
Benefit obligation at end of period	106.9	172.9
A reconciliation of the changes in fair value of plan assets is as follows:

	As of December 31,
(In $ millions)	2022	2021
Fair value of plan assets at beginning of period	172.9	184.0
Actual return on plan assets	(53.6)	(17.1)
Benefits paid	(1.8)	(1.7)
Foreign exchange rate changes	(10.6)	7.7
Fair value of plan assets at end of period	106.9	172.9
Both plans were fully funded as of December 31, 2022 and December 31, 2021 and as such, no amounts are recognized in our Consolidated Statements of Operations as of December 31, 2022 and December 31, 2021.
Benefit cost includes the following components:

	For the Years Ended December 31,
(In $ millions)	2022	2021
Interest cost	0.7	(0.2)
Expected return on plan assets	(0.7)	0.2
Net benefit cost	—	—
No benefit cost was recognized in our Consolidated Statement of Operations during 2022 and 2021.
Defined Benefit Plans – Key Assumptions
The key assumptions for the plans are summarized below:

	As of December 31,
Weighted Average Assumptions Used to Determine Benefit Obligations	2022	2021
Discount rate	2.54% to 2.93%	0.39% to 0.43%

	For the Years Ended December 31,
Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost	2022	2021
Discount rate	2.54% to 2.93%	0.39% to 0.43%
Expected long-term return on plan assets	2.54% to 2.93%	0.39% to 0.43%
The discount rates used to calculate the net present value of future benefit obligations are determined by using a yield curve of high-quality bond portfolios with an average maturity approximating that of the liabilities.
The assets are based on the surrender value of vested benefits within the Nationale Nederlanden contract. This value is based on the projected future cash flows discounted with a (contractually specified) interest rate term structure (spot rates by term). The single interest equivalent of this interest rate term structure has been set as the expected return on plan assets.
Defined Benefit Plans – Cash Flows
No contributions were made to the plans in 2022 or 2021. The Company does not expect to make contributions to the plan in the next year.
The following table summarizes the benefit payments at December 31, 2022 estimated to be paid within the next ten years by the issuer of the guaranteed insurance contract:

		Payments by Period
	Total	2023	2024	2025	2026	2027	Five Years Thereafter
Estimated benefit payments	33.3	2.1	2.4	2.7	3.0	3.2	19.9
Defined Contribution Plans
The Company operates a number of defined contribution plans, allowing employees to make tax-deferred contributions to the plans. Under these plans the Company matches contributions up to certain defined percentages, depending on the plan. Matching contributions totaled $2.4 million, $1.3 million and $1.8 million for the years ended December 31, 2022, 2021 and 2020 respectively.